SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of summary of significant accounting policies [abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Average rates			Closing rates
Foreign exchange rate for 1 Euro		Year ended December 31,			At December 31,
		2020	2019	2018	2020	2019	2018
U.S. Dollars	USD	1.1405	1.1193	1.1798	1.2271	1.1234	1.1450
Swiss Francs	CHF	1.0704	1.1121	1.1546	1.0802	1.0854	1.1269
Czech Koruna	CZK	26.4337	25.6698	25.6452	26.2420	25.4080	25.7240